Miller Market Neutral Income Fund
Summary Prospectus

March 1, 2024

Class A Shares: MMNAX
Class C Shares: MMNCX
Class I Shares: MMNIX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2024, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.themillerfamilyoffunds.com/funddocuments. You can also obtain these documents at no cost by completing a document request form on our website, www.MillerFamilyOfFunds.com or by calling 1-877-441-4434 or by sending an email request to ordermiller@ultimusfundsolutions.com, or ask any financial adviser, bank or broker-dealer that offers shares of the Fund.

Investment Objective

The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation with low correlation to equity and fixed income markets and consistent with stability of principal. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.56%
Less: Advisory Fee Waiver and Reimbursement(1)	(0.26%)
Total Annual Fund Operating Expenses After Advisory Fee Waiver and Reimbursement	1.30%
(1)	Wellesley has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund until February 27, 2025, to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) of each class to a specified percentage of such class’ average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 1.30% of the average daily net assets attributable to Class I the “Expense Limitation”). The Expense Limitation will exclude (not limit) interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The expense limitation agreement provides that Wellesley may recoup from a class any amount reimbursed if such class’ Total Annual Fund Operating Expenses fall below the Expense Limitation during the 36 month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitations.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Class I	$132	$467

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations.

Principal Investment Strategies

Wellesley Asset Management, Inc. (“Wellesley” or the “Advisor”), the Fund’s advisor, seeks to achieve maximum current income while remaining market neutral by achieving a low correlation to the fluctuations of the U.S. stock market.

The Fund’s primary investment vehicle are convertible bonds. The Fund seeks to hedge market risk in part by investing in convertible arbitrage opportunities by, for example, selling common stocks short against positions in which the Fund has invested in convertible securities. Convertible arbitrage positions may be incorporated into a total return swap with an investment bank counterparty to also hedge market risk. Further hedging of portfolio risks may utilize derivative instruments including but not limited to other types of swaps, options, warrants, future contracts, and exchange traded funds (“ETFs”). The Fund may enter into credit default swaps and interest rate swaps to hedge against fixed income market risk. The Fund may seek to generate income from option premiums by writing (selling) call options.

Secondarily, the fund may invest in, but is not limited to, government bonds, corporate bonds, preferred securities, and equities.

Convertible bonds are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., may provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund is not restricted with respect to

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the credit quality of its holdings and invests in some convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley. There is no limit on the portion of the Fund’s portfolio that is allocated among convertible bonds. The Fund generally invests in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Wellesley attempts to identify convertible bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each issuer to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the security or strategy no longer meets our return criteria, to increase diversification, when there is deterioration in the fundamental prospects of the underlying company, or when Wellesley believes more attractive investments are available. Wellesley diversifies the Fund’s portfolio in terms by company, industry, sector and other factors in attempt to lower the risks of the portfolio.

In an effort to enhance income, the Fund may write call and put options. The Fund may write call options on individual equity securities and convertible bonds that are in the Fund’s portfolio. In addition, the Fund may write call options on ETFs and securities indexes.

In an effort to minimize the downside risk of individual equity security and convertible bond holdings or the Fund’s portfolio in its entirety, the Fund may purchase put options on individual securities, ETFs and securities indexes.

The Fund may employ leverage, in the form of borrowing, to increase the potential gain from attractive securities selection. Such borrowing can benefit the Fund if the net rate of return on its investments purchased with the proceeds of the loan exceeds the interest or fees payable thereon.

Principal Investment Risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The other principal risks of investing in the Fund are:

•	Active Management Risk: Wellesley’s objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Fund’s investment strategy will produce the desired results.
•	Convertible Hedging Risk: If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.
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•	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments. Convertible bonds may have less market liquidity and their prices may be more volatile than equity and fixed-income securities.
•	Counterparty Credit Risk: The Fund makes investments in financial instruments and over-the-counter (“OTC”) traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations.
•	Covered Call Writing Risk: As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.
•	Derivatives Risk: The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.
•	Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.
•	Hedging Risk: The Fund may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Fund holds. There can be no assurance that the Fund’s hedging investments or transactions will be effective. Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund.
•	Fixed Income Risk: Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
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•	High Yield Risk: Lower-quality securities, such as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities offer the potential for higher return, but also involve greater risk than securities of higher quality, including an increased possibility that the issuer, obligor or guarantor may not be able to make its payments of interest and principal. Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates and price volatility. If an issuer defaults, the value of the security may decrease, and the Fund’s share price may decrease. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell its securities. Such securities may also be subject to resale restrictions. The lack of a liquid market for these bonds could make the bonds more difficult to value. As a result, high yield debt instruments also generally pose a greater risk of being valued incorrectly by the market or the Fund.
•	Interest Rate Risk: The market value of debt securities tends to decline as interest rates increase and tends to increase as interest rates decline. An issuer of a debt security may not be able to make principal and interest payments on the security as they become due. Debt securities may also be subject to prepayment or redemption risk, which tends to increase when the coupon or interest payment is greater than prevailing interest rates.
•	Leverage Risk: Borrowing and certain transactions such as swaps in which the Fund is permitted to engage may effectively add leverage and thus leverage risk to the Fund’s portfolio. The Fund may segregate or “earmark” liquid assets or otherwise cover such transactions in an effort to mitigate the leverage risk such transactions present. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
•	Limited History of Operations Risk: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
•	Options Risk: The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment advisor to predict pertinent market movements, which cannot be assured. By writing call options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.
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•	Portfolio Selection Risk: The value of your investment may decrease if the investment advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.
•	Portfolio Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
•	Private Placement and Illiquid Securities Risk: Certain securities are privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
•	Recent Market Events Risk: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
•	Short Sale Risk: The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund’s short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.
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•	Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small- and mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
•	Swaps Risk: Swaps are a type of derivative. Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. To seek to hedge the value of the Fund’s portfolio, to hedge against increases in the Fund’s cost associated with interest payments on any outstanding borrowings or to increase the Fund’s return, the Fund may enter into swaps, including interest rate swap, total return swap (sometimes referred to as a “contract for difference”) and/or credit default swap transactions. In interest rate swap transactions, there is a risk that yields will move in the direction opposite of the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect Fund performance. In addition to the risks applicable to swaps generally (including counterparty risk, high volatility, liquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Historically, swap transactions have been individually negotiated non-standardized transactions entered into in OTC markets and have not been subject to the same type of government regulation as exchange-traded instruments. However, since the global financial crisis, the OTC derivatives markets have become subject to comprehensive statutes and regulations. In particular, in the United States, the Dodd-Frank Act requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Fund may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Fund to enter into swap transactions and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Fund may also be limited if the swap transactions with the Fund are subject to the swap regulation under the Dodd-Frank Act.

Credit default and total return swap agreements may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. The swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Fund’s ability to successfully use swaps.

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•	Tax Risk: The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.
•	Underlying Funds Risk: The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objective and the policies are permissible under the 1940 Act. Under the 1940 Act, the Fund may not acquire the securities of other domestic or non-U.S. investment companies if, as a result, (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one Investment company being held by the Fund or (3) more than 5% of the Fund’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of money market funds or of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company, or to purchases of investment companies done in accordance with SEC exemptive relief or rules. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. You will find a more complete discussion of risk beginning on page 35 of the Fund’s Prospectus.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be made available to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.MillerFamilyOfFunds.com or by calling 1-877-441-4434.

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Investment Advisor

Wellesley Asset Management, Inc.

Portfolio Managers

Greg Miller, Chief Executive Officer of Wellesley; Michael Miller, Chief Investment Officer and President of Wellesley; James Buckham, Portfolio Manager of Wellesley, and David Clott, Portfolio Manager of Wellesley; share responsibility for the day-to day management of the Fund. Greg Miller and Michael Miller has served as Portfolio Managers since the Fund’s inception in 2023.

Purchase and Sale of Fund Shares

The minimum initial investment for Class I shares is $1 million for all account types. The minimum subsequent investment for Class I shares is $100 for all account types. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Purchases and redemptions may be made by mailing an application or redemption request to Miller Convertible Bond Fund c/o Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn Nebraska 68022-3474, by calling 1-877-441-4434 or by visiting www.MillerFamilyOfFunds.com.

Tax Information

Dividends and capital gain distributions from the Fund, whether reinvested in additional Fund shares or received in cash, are taxable as either ordinary income or capital gains for federal income tax purposes unless you are tax-exempt or investing through a tax-deferred account such as an IRA or 401(k) plan, in which case you may be taxed upon withdrawal of monies from the tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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